Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Unabsorbed capital allowances	$ 156,246	$ 106,539
Total deferred tax assets	1,051,034	720,307
Less: valuation allowance	(1,051,034)	(720,307)
Deferred tax assets, net of valuation allowance
UNITED KINGDOM
- Malaysia
Non-US [Member]
- Malaysia
MALAYSIA
- Malaysia	$ 894,788	$ 613,768